STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2023 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	$ 10,145
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(46,437)
Changes in operating assets and liabilities:
Accrued expenses	(129,741)
Net cash used in operating activities	(2,682,921)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	(1,283,200)
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities	4,085,726
Net Change in Cash	119,605
Cash - Beginning of period	405
Cash - End of period	120,010
Roth CH Acquisition V Co.
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	(87,718)
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,967,733)
Change in fair value of due to non-redeeming stockholders	480,000
Changes in operating assets and liabilities:
Prepaid expenses	88,076
Accrued expenses	875,144
Income taxes payable	(278,711)
Net cash used in operating activities	(1,890,942)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(45,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	1,511,689
Cash withdrawn from Trust Account in connection with redemption	102,900,344
Net cash (used in) provided by investing activities	104,367,033
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	466,700
Repayment of promissory note - related party	(49,859)
Payments to non-redeeming stockholders	(480,000)
Redemption of common stock	(102,900,344)
Net cash provided by (used in) financing activities	(102,963,503)
Net Change in Cash	(487,412)
Cash - Beginning of period	687,471
Cash - End of period	200,059
Non-cash financing activities:
Change in value of Class A common stock subject to possible redemption	2,040,857
Excise taxes on stock redemption	1,029,003
Supplemental information
Income taxes paid	$ 1,089,370